ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Acquisitions during the year ended March 31, 2016 and previous
Pro forma financial information
Pro forma net revenue		$ 385,286	$ 321,149
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc		14,319	$ 20,130
Acquisitions during the year ended March 31, 2017
Pro forma financial information
Pro forma net revenue	$ 435,550	386,848
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc	$ (11,417)	$ 12,450